SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Unaudited interim consolidated financial statements
a.
Unaudited interim consolidated financial statements:

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for a fair presentation of the Company's consolidated financial position as of June 30, 2014, consolidated results of operations for the six months ended June 30, 2014 and 2013 and cash flows for the six months ended June 30, 2014 and 2013.

The balance sheet at December 31, 2013 has been derived from the audited consolidated financial statements of the Company at that date but does not include all of information and footnotes required by U.S. generally accepted accounting principles for complete financial statements.

The accompanying unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2013, included in the Annual Report on Form 20-F filed with the U.S. Securities and Exchange Commission ("SEC") on April 8, 2014. Results for the six months ended June 30, 2014 are not necessarily indicative of results that may be expected for the year ending December 31, 2014.

Unless otherwise noted, all references to "dollars" or "$" are to United States dollars.

Use of estimates
b.
Use of estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Impact of recently issued accounting standard not yet adopted
c.
Impact of recently issued accounting standard not yet adopted:

In May 2014, the FASB issued Accounting Standards Update No. 2014-09 (ASU 2014-09) "Revenue from Contracts with Customers." ASU 2014-09 supersedes the revenue recognition requirements in "Revenue Recognition (Topic 605)", and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early adoption is not permitted. The Company is currently in the process of evaluating the impact of the adoption of ASU 2014-09 on its consolidated financial statements.